Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis

Following is a summary of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using			Total
	Level 1	Level 2	Level 3
December 31, 2012
Derivative liabilities	$—	$(1)	$—	$(1)
December 31, 2011
Derivative liabilities	—	(3)	—	(3)

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

Following is a summary of losses as a result of the Company measuring assets at fair value on a non-recurring basis during the years ended December 31, 2012 and 2011, all of which were valued using Level 3 inputs. There were no significant assets or liabilities measured at fair value on a non-recurring basis during the year ended December 31, 2010.

	Year Ended December 31,
	2012	2011
Long-lived assets held and used	$23	$31
Long-lived assets held for disposal/abandonment	—	1

Total	$23	$32

Fair Value, by Balance Sheet Grouping

The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
March 31, 2013
Debt	$3,788	$—	$3,748	$11	$3,759
December 31, 2012
Debt	$3,495	$—	$3,410	$11	$3,421

The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2012
Debt	$3,495	$—	$3,410	$11	$3,421
December 31, 2011
Debt	$3,539	$—	$3,214	$12	$3,226

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Following is a summary of assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Fair Value Measurements Using			Total
	Level 1	Level 2	Level 3
March 31, 2013
Derivative liabilities	$—	$—	$—	$—
December 31, 2012
Derivative liabilities	$—	$(1)	$—	$(1)